Class A Common Stock Subject to Possible Redemption (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares
Class A common stock
Class A Common Stock Subject to Possible Redemption
Common stock, shares authorized | shares	350,000,000		350,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
DiamondHead Holdings Corp.
Class A Common Stock Subject to Possible Redemption
Increase in redemption value of Class A common stock subject to redemption	$ 3,586,031	$ 26,876,992
DiamondHead Holdings Corp. | Class A common stock
Class A Common Stock Subject to Possible Redemption
Common stock, shares authorized | shares	300,000,000	300,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Number of votes per share | Vote	1
Class A common stock issuance costs		$ (19,114,492)
DiamondHead Holdings Corp. | Class A common stock subject to possible redemption
Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, outstanding (in shares) | shares	34,500,000	34,500,000
Class A common stock subject to possible redemption	$ 348,586,031	$ 345,000,000
Gross Proceeds		345,000,000
Proceeds allocated to Public Warrants		(7,762,500)
Accretion of carrying value to redemption value		$ 26,876,992
Increase in redemption value of Class A common stock subject to redemption	$ 3,586,031